Janus Henderson Global Research Fund
Schedule of Investments (unaudited)
June 30, 2024

	Shares or Principal Amounts	Value
Common Stocks – 98.5%
Aerospace & Defense – 1.8%
Airbus SE	90,348	$12,455,959
BAE Systems PLC	3,287,967	54,892,160
		67,348,119
Automobiles – 0.7%
Toyota Motor Corp	1,257,500	25,893,001
Banks – 6.0%
BNP Paribas SA	534,389	34,238,866
Erste Group Bank AG	383,450	18,158,079
HDFC Bank Ltd	964,130	19,477,126
JPMorgan Chase & Co	367,113	74,252,275
Natwest Group PLC	10,645,073	41,749,098
UniCredit SpA	1,005,674	37,466,640
		225,342,084
Beverages – 2.5%
Constellation Brands Inc - Class A	130,565	33,591,763
Monster Beverage Corp*	747,180	37,321,641
Pernod Ricard SA	152,279	20,720,348
		91,633,752
Biotechnology – 2.4%
AbbVie Inc	154,025	26,418,368
Amgen Inc	57,285	17,898,698
Argenx SE (ADR)*	23,351	10,041,864
Ascendis Pharma A/S (ADR)*	56,531	7,709,698
Madrigal Pharmaceuticals Inc*	12,834	3,595,573
Vaxcyte Inc*	76,907	5,807,248
Vertex Pharmaceuticals Inc*	37,515	17,584,031
		89,055,480
Capital Markets – 3.2%
Ares Management Corp - Class A	154,487	20,590,027
Blackstone Group Inc	178,038	22,041,105
Charles Schwab Corp	382,710	28,201,900
LPL Financial Holdings Inc	88,196	24,633,143
Morgan Stanley	261,900	25,454,061
		120,920,236
Chemicals – 2.4%
Linde PLC	131,981	57,914,583
Sherwin-Williams Co	103,172	30,789,620
		88,704,203
Consumer Finance – 1.1%
Capital One Financial Corp	200,208	27,718,798
OneMain Holdings Inc	242,446	11,756,206
		39,475,004
Diversified Financial Services – 3.7%
Apollo Global Management Inc	211,728	24,998,725
Global Payments Inc	123,070	11,900,869
Mastercard Inc - Class A	119,351	52,652,887
Visa Inc	187,396	49,185,828
		138,738,309
Electronic Equipment, Instruments & Components – 1.5%
Hexagon AB - Class B	4,194,353	47,102,241
Keysight Technologies Inc*	74,198	10,146,576
		57,248,817
Entertainment – 1.9%
Liberty Media Corp-Liberty Formula One - Series C*	539,171	38,734,045
Netflix Inc*	45,790	30,902,755
		69,636,800
Health Care Equipment & Supplies – 2.1%
Abbott Laboratories	52,168	5,420,777
Boston Scientific Corp*	384,557	29,614,735
Edwards Lifesciences Corp*	185,758	17,158,466
Hoya Corp	104,200	12,193,717
Intuitive Surgical Inc*	4,732	2,105,030
Stryker Corp	39,605	13,475,601
		79,968,326

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Health Care Providers & Services – 1.6%
AmerisourceBergen Corp	52,252	$11,772,376
HCA Healthcare Inc	36,419	11,700,696
Humana Inc	17,811	6,655,080
UnitedHealth Group Inc	56,101	28,569,995
		58,698,147
Hotels, Restaurants & Leisure – 2.7%
Booking Holdings Inc	9,613	38,081,900
DoorDash Inc - Class A*	79,694	8,669,113
Entain PLC	1,187,653	9,401,375
McDonald's Corp	179,493	45,741,996
		101,894,384
Independent Power and Renewable Electricity Producers – 2.1%
RWE AG	418,339	14,309,567
Vistra Corp	751,359	64,601,847
		78,911,414
Industrial Conglomerates – 1.8%
3M Co	331,817	33,908,379
Honeywell International Inc	157,213	33,571,264
		67,479,643
Insurance – 2.8%
AIA Group Ltd	1,913,300	12,974,407
Arthur J Gallagher & Co	104,610	27,126,419
Beazley PLC	2,039,671	18,268,906
Progressive Corp/The	228,657	47,494,345
		105,864,077
Interactive Media & Services – 7.0%
Alphabet Inc - Class C	928,403	170,287,678
Meta Platforms Inc - Class A	178,924	90,217,060
		260,504,738
Life Sciences Tools & Services – 0.5%
Thermo Fisher Scientific Inc	34,849	19,271,497
Machinery – 2.9%
Alstom SA#	1,637,762	27,482,543
Atlas Copco AB - Class A	2,302,850	43,418,237
Deere & Co	99,893	37,323,022
		108,223,802
Metals & Mining – 2.1%
Freeport-McMoRan Inc	479,110	23,284,746
Rio Tinto PLC	233,259	15,352,048
Teck Resources Ltd	849,465	40,712,717
		79,349,511
Multiline Retail – 3.1%
Amazon.com Inc*	605,229	116,960,504
Oil, Gas & Consumable Fuels – 4.6%
Canadian Natural Resources Ltd	988,927	35,229,485
Cheniere Energy Inc	62,256	10,884,216
ConocoPhillips	272,674	31,188,452
EOG Resources Inc	204,760	25,773,141
Marathon Petroleum Corp	41,743	7,241,576
Suncor Energy Inc	547,000	20,853,900
TC Energy Corp#	587,973	22,291,308
TotalEnergies SE	302,540	20,161,205
		173,623,283
Personal Products – 1.8%
Unilever PLC	1,233,238	67,711,929
Pharmaceuticals – 5.5%
AstraZeneca PLC	277,831	43,306,005
Eli Lilly & Co	59,376	53,757,843
Merck & Co Inc	248,881	30,811,468
Novartis AG	229,967	24,641,027
Novo Nordisk A/S - Class B	240,578	34,373,974
Sanofi	178,703	17,174,777
		204,065,094
Real Estate Management & Development – 0.6%
CoStar Group Inc*	308,885	22,900,734
Road & Rail – 0.5%
Uber Technologies Inc*	269,033	19,553,318
Semiconductor & Semiconductor Equipment – 12.0%
Advanced Micro Devices Inc*	119,326	19,355,870

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Semiconductor & Semiconductor Equipment – (continued)
Analog Devices Inc	74,227	$16,943,055
Applied Materials Inc	58,845	13,886,832
ASML Holding NV	63,222	65,216,907
Broadcom Inc	15,365	24,668,968
Lam Research Corp	24,568	26,161,235
Marvell Technology Inc	191,463	13,383,264
NVIDIA Corp	1,751,460	216,375,368
Taiwan Semiconductor Manufacturing Co Ltd	1,781,000	52,980,242
		448,971,741
Software – 9.4%
Autodesk Inc*	37,451	9,267,250
Constellation Software Inc/Canada	5,441	15,679,340
Microsoft Corp	515,322	230,323,168
Oracle Corp	69,653	9,835,003
Salesforce.com Inc	75,260	19,349,346
ServiceNow Inc*	14,924	11,740,263
Synopsys Inc*	66,750	39,720,255
Workday Inc - Class A*	77,187	17,255,926
		353,170,551
Specialty Retail – 1.8%
O'Reilly Automotive Inc*	36,394	38,434,248
TJX Cos Inc	270,081	29,735,918
		68,170,166
Technology Hardware, Storage & Peripherals – 3.1%
Apple Inc	551,872	116,235,281
Textiles, Apparel & Luxury Goods – 0.9%
LVMH Moet Hennessy Louis Vuitton SE	28,680	22,021,777
Moncler SpA	166,824	10,215,033
		32,236,810
Trading Companies & Distributors – 1.5%
Ferguson PLC	290,361	55,791,718
Wireless Telecommunication Services – 0.9%
T-Mobile US Inc	188,578	33,223,672
Total Common Stocks (cost $2,060,407,484)		3,686,776,145
Preferred Stocks – 1.0%
Automobiles – 1.0%
Dr Ing hc F Porsche AGž (cost $41,826,577)	486,318	36,150,661
Private Placements – 0%
Health Care Providers & Services – 0%
API Holdings Private Ltd*,¢,§ (cost $9,401,252)	12,941,830	769,843
Rights – 0%
Machinery – 0%
Alstom SA* (cost $0)	948,231	542,413
Investment Companies – 0.6%
Money Markets – 0.6%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº,£ (cost $21,033,982)	21,029,776	21,033,982
Investments Purchased with Cash Collateral from Securities Lending – 0.6%
Investment Companies – 0.5%
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº,£	19,297,162	19,297,162
Time Deposits – 0.1%
Royal Bank of Canada, 5.3100%, 7/1/24	$4,824,290	4,824,290
Total Investments Purchased with Cash Collateral from Securities Lending (cost $24,121,452)		24,121,452
Total Investments (total cost $2,156,790,747) – 100.7%		3,769,394,496
Liabilities, net of Cash, Receivables and Other Assets – (0.7)%		(25,413,588)
Net Assets – 100%		$3,743,980,908

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$2,756,056,073	73.1%
United Kingdom	182,969,592	4.9
France	154,797,888	4.1
Canada	134,766,750	3.6
Netherlands	132,928,836	3.5
Sweden	90,520,478	2.4
Taiwan	52,980,242	1.4
Germany	50,460,228	1.3
Italy	47,681,673	1.3
Denmark	42,083,672	1.1
Japan	38,086,718	1.0
Switzerland	24,641,027	0.7
India	20,246,969	0.5
Austria	18,158,079	0.5
Hong Kong	12,974,407	0.3
Belgium	10,041,864	0.3
Total	$3,769,394,496	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income
Investment Companies - 0.6%
Money Markets - 0.6%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº
	$2,122,650	$229,157,649	$(210,246,105)	$(6)	$(206)	$21,033,982	21,029,776	$520,519
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Investment Companies - 0.5%
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº
	12,504,400	173,694,281	(166,901,519)	-	-	19,297,162	19,297,162	48,116 ∆
Total Affiliated Investments - 1.1%
	$14,627,050	$402,851,930	$(377,147,624)	$(6)	$(206)	$40,331,144	40,326,938	$568,635

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Fund	Return Received by the Fund	Payment Frequency	Termination Date	Notional Amount		Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)
UBS AG, London Branch:
Euro short-term rate + 0.55%	Ryanair Holdings PLC	At Maturity	2/24/25	15,207,404	EUR	$(1,731,580)

Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2024
Total return swaps:
Average notional amount	$9,124,442

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2024 is
$36,150,661, which represents 1.0% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2024.
#	Loaned security; a portion of the security is on loan at June 30, 2024.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2024 is $769,843, which represents 0.0% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of June 30, 2024)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
API Holdings Private Ltd	9/27/21	$9,401,252	$769,843	0.0%
The Fund has registration rights for certain restricted securities held as of June 30, 2024. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Aerospace & Defense	$-	$67,348,119	$-
Automobiles	-	25,893,001	-
Banks	74,252,275	151,089,809	-
Beverages	70,913,404	20,720,348	-
Electronic Equipment, Instruments & Components	10,146,576	47,102,241	-
Health Care Equipment & Supplies	67,774,609	12,193,717	-
Hotels, Restaurants & Leisure	92,493,009	9,401,375	-
Independent Power and Renewable Electricity Producers	64,601,847	14,309,567	-
Insurance	74,620,764	31,243,313	-
Machinery	37,323,022	70,900,780	-
Metals & Mining	63,997,463	15,352,048	-
Oil, Gas & Consumable Fuels	153,462,078	20,161,205	-
Personal Products	-	67,711,929	-
Pharmaceuticals	84,569,311	119,495,783	-
Semiconductor & Semiconductor Equipment	330,774,592	118,197,149	-
Textiles, Apparel & Luxury Goods	-	32,236,810	-
Trading Companies & Distributors	-	55,791,718	-
All Other	1,682,698,283	-	-
Preferred Stocks	-	36,150,661	-
Private Placements	-	-	769,843
Rights	-	542,413	-
Investment Companies	-	21,033,982	-
Investments Purchased with Cash Collateral from Securities Lending	-	24,121,452	-
Total Assets	$2,807,627,233	$960,997,420	$769,843
Liabilities
Other Financial Instruments(a):
OTC Swaps	$-	$1,731,580	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.
The Fund did not hold a significant amount of Level 3 securities as of June 30, 2024.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70231 08-24